CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (1,497,658)		$ (966,255)	$ (1,329,429)	[1]	$ (1,372,697)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	848,587		430,325	613,572		96,812
Stock compensation	0		195,000	195,000		0
Amortization of deferred loan fees	68,094		13,325	29,052		0
Amortization of discount on notes payable				0		563,253
Changes in operating assets and liabilities:
Rents and other receivables	(61,303)		(85,661)	(147,177)		(6,678)
Property tax and insurance reserves	260,123		(169,740)	(260,123)		0
Escrow deposits and prepaid expenses	70,980		0	(70,136)		(151,128)
Accounts payable and accrued liabilities	411,313		375,150	79,362		215,806
Security deposits	76,325		96,885	149,019		153,610
Related party advances				0		(266,877)
Net cash used in operating activities	176,461		(110,971)	(740,860)		(767,899)
Cash Flows From Investing Activities:
Acquisitions of and additions to investments in real estate	(5,388,544)		(9,808,865)	(17,184,885)		(11,855,960)
Lease origination costs	(115,279)		(123,569)	(188,515)		(99,300)
Additions to escrow deposits	(84,694)		(745,417)
Net cash used in investing activities	(5,588,517)		(10,677,851)	(17,373,400)		(11,955,260)
Cash Flows From Financing Activities:
Proceeds from notes payable	3,526,985		7,570,000	11,522,140		500,000
Payment of convertible notes payable				0		(152,176)
Payment of loan fees	(137,172)		(266,503)	(362,596)		0
Proceeds from common stock issuance	0		8,372,270	8,600,000		14,539,082
Payments of stock issuance costs	(19,540)		(437,357)	(436,558)		(35,000)
Net cash provided by financing activities	3,370,273		15,238,410	19,322,986		14,851,906
Net (Decrease) Increase In Cash	(2,041,783)		4,449,588	1,208,726		2,128,747
Cash at the Beginning of the Period	3,343,236		2,134,510	2,134,510		5,763
Cash at the End of the Period	1,301,453	[2]	6,584,098	3,343,236		2,134,510
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Debt discount for allocation of proceeds to warrants and beneficial conversion feature of debt				0		291,920
Conversion of debt to common shares				0		902,176
Deferred costs of common stock issuance				0		50,000
Supplemental Disclosure:
Cash paid for interest	$ 436,415		$ 34,778	$ 124,501		$ 88,821

[1]	Reflects our historical consolidated statement of operations for the year ended December 31, 2014 included elsewhere in this prospectus.
[2]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.